Financial Instruments and Risk Management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative assets	R$ 314,603	R$ 639,052
Derivative assets, current	63,033	109,222
Derivative assets, non-current	251,570	529,830
Derivative liabilities	(619,182)	(136,759)
Derivative liabilities, current	(382,976)	(76,940)
Derivative liabilities, non-current	(236,206)	(59,819)
Position of derivative financial instruments - net	(304,579)	502,293
Designated As Hedge Accounting [Member] | Foreign Exchange Risk On Operating Income [Member]
IfrsStatementLineItems [Line Items]
Derivative assets	35,484	103,558
Derivative liabilities	(360,557)	(7,600)
Designated As Hedge Accounting [Member] | Commodities Price Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative assets	20,727	5,510
Derivative liabilities	(22,102)	(14,363)
Designated As Hedge Accounting [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Derivative assets	251,795	529,830
Derivative liabilities	(236,523)
Designated As Hedge Accounting [Member] | Foreign Exchange Risk On Statement Of Financial Position [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities		(52,149)
Not Designated As Hedge Accounting [Member] | Foreign Exchange Risk On Statement Of Financial Position [Member]
IfrsStatementLineItems [Line Items]
Derivative assets	6,597	154
Derivative liabilities		R$ (62,647)